VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Par Value	Value
Corporate Bonds and Notes—88.2%
Communication Services—5.5%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	$3,880	$3,876
144A 7.375%, 3/1/31(1)	5,300	5,313
DIRECTV Financing LLC
144A 5.875%, 8/15/27(1)	699	698
144A 8.875%, 2/1/30(1)	475	483
144A 8.875%, 2/1/30(1)	1,425	1,450
144A 9.250%, 6/1/32(1)	430	437
DISH Network Corp. 144A 11.750%, 11/15/27(1)	2,895	2,975
Gray Media, Inc.
144A 9.625%, 7/15/32(1)	2,120	2,046
144A 7.250%, 8/15/33(1)	1,190	1,172
McGraw-Hill Education, Inc. 144A 5.750%, 8/1/28(1)	5,945	5,920
Nexstar Media, Inc.
144A 6.500%, 9/15/33(1)	1,435	1,435
144A 7.250%, 4/15/34(1)	775	773
Outfront Media Capital LLC 144A 7.375%, 2/15/31(1)	3,645	3,790
PR RNO Property Owner 1 LLC 144A 6.500%, 5/1/31(1)	1,665	1,662
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(1)	3,340	3,431
Univision Communications, Inc. 144A 7.375%, 6/30/30(1)	3,410	3,419
		38,880

Consumer Discretionary—6.9%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	2,965	3,031
Caesars Entertainment, Inc. 144A 4.625%, 10/15/29(1)	1,820	1,749
Carnival Corp. Ltd. 144A 7.000%, 8/15/29(1)	2,060	2,135
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	4,020	4,090
Ford Motor Credit Co. LLC
7.350%, 11/4/27	6,310	6,484
6.800%, 5/12/28	600	617
Forvia SE 144A 8.000%, 6/15/30(1)	1,615	1,701
Hilton Grand Vacations Borrower LLC 144A 5.000%, 6/1/29(1)	2,870	2,801
Light & Wonder International, Inc. 144A 7.250%, 11/15/29(1)	1,550	1,578
Newell Brands, Inc.
6.375%, 9/15/27	8,836	8,900
6.375%, 5/15/30	1,785	1,809
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	2,830	2,804
Risewell Homes, Inc.
144A 9.250%, 10/1/29(1)	3,025	3,129
144A 8.500%, 11/1/30(1)	340	347
Taylor Morrison Communities, Inc. 144A 5.750%, 11/15/32(1)	205	211
Wayfair LLC 144A 7.250%, 10/31/29(1)	1,725	1,780
	Par Value	Value

Consumer Discretionary—continued
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	$4,920	$4,852
		48,018

Consumer Staples—2.6%
Albertsons Cos., Inc.
144A 4.875%, 2/15/30(1)	3,125	3,024
144A 5.500%, 3/31/31(1)	1,730	1,690
Coty, Inc. 144A 6.625%, 7/15/30(1)	3,890	3,890
Post Holdings, Inc.
144A 6.250%, 2/15/32(1)	4,595	4,664
144A 6.375%, 3/1/33(1)	3,282	3,257
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	2,000	2,008
		18,533

Energy—14.1%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(1)	6,535	6,835
Antero Midstream Partners LP
144A 5.750%, 1/15/28(1)	1,135	1,135
144A 6.625%, 2/1/32(1)	4,350	4,443
Ascent Resources Utica Holdings LLC 144A 6.625%, 10/15/32(1)	5,225	5,290
Blue Racer Midstream LLC 144A 7.000%, 7/15/29(1)	5,005	5,130
Bristow Group, Inc. 144A 6.750%, 2/1/33(1)	1,385	1,389
Buckeye Partners LP 144A 6.750%, 2/1/30(1)	4,045	4,178
Caturus Energy LLC 144A 8.500%, 2/15/30(1)	3,645	3,798
Energy Transfer LP 8.000%, 5/15/54	6,540	6,943
Genesis Energy LP
8.875%, 4/15/30	2,250	2,354
7.875%, 5/15/32	745	768
Hess Midstream Operations LP
144A 5.875%, 3/1/28(1)	3,500	3,525
144A 6.500%, 6/1/29(1)	2,720	2,776
Hilcorp Energy I LP
144A 6.250%, 11/1/28(1)	2,125	2,131
144A 6.000%, 4/15/30(1)	4,500	4,421
Kodiak Gas Services LLC
144A 5.875%, 4/1/31(1)	1,110	1,113
144A 6.500%, 10/1/33(1)	3,355	3,401
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(1)	4,375	4,454
Noble Finance II LLC 144A 8.000%, 4/15/30(1)	2,597	2,691
Prairie Acquiror LP 144A 9.000%, 8/1/29(1)	1,700	1,766
SM Energy Co.
144A 8.750%, 7/1/31(1)	715	747
144A 7.000%, 8/1/32(1)	940	949
Solaris Energy Infrastructure LLC 144A 6.375%, 5/15/31(1)	680	688
South Bow Canadian Infrastructure Holdings Ltd. 7.625%, 3/1/55	2,945	3,084
See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Energy—continued
Sunoco LP 144A 7.000%, 9/15/28(1)	$6,964	$7,103
Tidewater, Inc. 144A 9.125%, 7/15/30(1)	1,890	2,022
TransCanada PipeLines Ltd. 6.125%, 10/17/56	1,735	1,754
Transocean International Ltd.
144A 8.750%, 2/15/30(1)	3,045	3,166
144A 7.875%, 10/15/32(1)	945	986
USA Compression Partners LP 144A 7.125%, 3/15/29(1)	6,490	6,648
Venture Global LNG, Inc.
144A 7.000%, 1/15/30(1)	1,350	1,377
144A 9.875%, 2/1/32(1)	1,970	2,103
		99,168

Financials—25.0%
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(1)	5,045	5,224
Alliant Holdings Intermediate LLC 144A 6.750%, 4/15/28(1)	5,950	5,997
Ally Financial, Inc. 8.000%, 11/1/31	3,020	3,363
AmWINS Group, Inc. 144A 4.875%, 6/30/29(1)	3,600	3,469
Apollo Debt Solutions BDC
6.900%, 4/13/29	2,805	2,879
5.875%, 8/30/30	3,390	3,354
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	1,555	1,621
Avis Budget Car Rental LLC 144A 4.750%, 4/1/28(1)	1,040	1,023
Azorra Finance Ltd. 144A 7.250%, 1/15/31(1)	3,005	3,087
Blackstone Mortgage Trust, Inc. 144A 7.750%, 12/1/29(1)	1,710	1,772
Block, Inc.
6.500%, 5/15/32	4,465	4,558
144A 5.625%, 8/15/30(1)	1,605	1,609
Bond U.S. Bidco 1, Inc. 144A 7.125%, 6/15/33(1)	1,690	1,706
Cipher Compute LLC 144A 7.125%, 11/15/30(1)	2,285	2,375
Citadel Finance LLC
144A 4.750%, 2/14/29(1)	2,120	2,087
144A 5.150%, 2/14/31(1)	280	273
CompoSecure Holdings LLC 144A 5.625%, 2/1/33(1)	20	20
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(1)	3,555	3,239
CRC Insurance Group LLC 144A 7.125%, 6/1/31(1)	4,080	4,067
DBR Land Holdings LLC 144A 6.250%, 12/1/30(1)	1,740	1,767
Endo Finance Holdings LP 144A 8.500%, 4/15/31(1)	4,015	4,221
F&G Annuities & Life, Inc. 6.500%, 6/4/29	4,205	4,297
Flutter Treasury DAC 144A 5.875%, 6/4/31(1)	5,415	5,396
	Par Value	Value

Financials—continued
Focus Financial Partners LLC 144A 6.750%, 9/15/31(1)	$5,125	$5,157
Froneri Lux FinCo S.a.r.l. 144A 6.000%, 8/1/32(1)	3,155	3,094
GGAM Finance Ltd. 144A 6.875%, 4/15/29(1)	5,995	6,126
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(1)	5,430	5,468
Grifols S.A. 144A 4.750%, 10/15/28(1)	5,015	4,915
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(1)	5,940	6,058
HUB International Ltd. 144A 7.250%, 6/15/30(1)	6,590	6,763
ION Platform Finance U.S., Inc.
144A 8.750%, 5/1/29(1)	1,265	1,129
144A 9.500%, 5/30/29(1)	950	867
JH North America Holdings, Inc. 144A 5.875%, 1/31/31(1)	4,395	4,416
Ladder Capital Finance Holdings LLLP
144A 4.250%, 2/1/27(1)	695	691
144A 4.750%, 6/15/29(1)	4,200	4,105
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	3,495	3,470
Maxam Prill S.a.r.l. 144A 7.750%, 7/15/30(1)	2,415	2,488
Meridian Arc Holdco LLC 144A 6.250%, 4/30/31(1)	1,760	1,764
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	7,775	7,763
NCR Atleos Corp. 144A 9.500%, 4/1/29(1)	3,724	3,971
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	4,745	4,816
Nissan Motor Acceptance Co. LLC 144A 5.625%, 9/29/28(1)	2,785	2,779
OAK-Eagle Acquireco, Inc. 144A 7.250%, 7/1/33(1)	1,990	2,082
OneMain Finance Corp.
7.875%, 3/15/30	6,375	6,637
6.125%, 5/15/30	630	630
Organon & Co.
144A 4.125%, 4/30/28(1)	3,650	3,605
144A 5.125%, 4/30/31(1)	825	816
Phoenix Aviation Capital Ltd. 144A 9.250%, 7/15/30(1)	3,295	3,404
QXO Building Products, Inc. 144A 6.750%, 4/30/32(1)	1,375	1,420
Rivers Enterprise Borrower LLC 144A 6.250%, 10/15/30(1)	2,100	2,126
Rocket Cos., Inc. 144A 6.125%, 8/1/30(1)	4,055	4,125
Stellantis Financial Services U.S. Corp. 144A 5.400%, 6/15/29(1)	1,905	1,898
SV RNO Property Owner 1 LLC 144A 5.875%, 3/1/31(1)	2,105	2,075
Synergy Infrastructure Holdings LLC 144A 7.875%, 12/1/30(1)	2,935	3,067
		175,129

See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Health Care—8.6%
Acadia Healthcare Co., Inc. 144A 5.500%, 7/1/28(1)	$4,760	$4,738
Adapthealth LLC 144A 6.125%, 8/1/28(1)	4,685	4,688
Amneal Pharmaceuticals LLC 144A 6.875%, 8/1/32(1)	1,630	1,692
Centene Corp. 4.625%, 12/15/29	2,810	2,726
Charles River Laboratories International, Inc. 144A 4.250%, 5/1/28(1)	2,095	2,056
CVS Health Corp. 7.000%, 3/10/55	3,710	3,852
DaVita, Inc. 144A 4.625%, 6/1/30(1)	4,319	4,184
DENTSPLY SIRONA, Inc. 8.375%, 9/12/55	3,285	3,287
GENMAB A/S 144A 6.250%, 12/15/32(1)	260	265
IQVIA, Inc. 144A 6.250%, 6/1/32(1)	4,015	4,082
LifePoint Health, Inc. 144A 9.875%, 8/15/30(1)	1,455	1,533
Medline Borrower LP
144A 6.250%, 4/1/29(1)	552	563
144A 5.250%, 10/1/29(1)	7,835	7,787
Opal Bidco SAS 144A 6.500%, 3/31/32(1)	2,690	2,744
Pediatrix Medical Group, Inc. 144A 5.375%, 2/15/30(1)	4,200	4,152
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(1)	2,940	3,071
Teleflex, Inc. 144A 5.875%, 1/15/32(1)	1,755	1,768
Tenet Healthcare Corp. 144A 5.500%, 11/15/32(1)	4,490	4,465
Teva Pharmaceutical Finance Netherlands III B.V. 6.750%, 3/1/28	2,250	2,303
		59,956

Industrials—10.8%
Builders FirstSource, Inc. 144A 5.000%, 3/1/30(1)	4,250	4,166
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	4,720	4,873
Cimpress plc 144A 7.375%, 9/15/32(1)	4,435	4,482
Clarios Global LP 144A 6.750%, 2/15/30(1)	150	155
Esab Corp. 144A 5.625%, 4/1/31(1)	430	430
FTAI Aviation Investors LLC
144A 5.500%, 5/1/28(1)	1,350	1,347
144A 7.000%, 5/1/31(1)	3,225	3,340
Global Infrastructure Solutions, Inc. 144A 5.625%, 6/1/29(1)	4,850	4,847
Global Medical Response, Inc. 144A 7.375%, 10/1/32(1)	1,710	1,772
Herc Holdings, Inc.
144A 7.000%, 6/15/30(1)	3,990	4,132
144A 5.750%, 3/15/31(1)	145	145
	Par Value	Value

Industrials—continued
Hilton Domestic Operating Co., Inc. 144A 5.875%, 4/1/29(1)	$3,455	$3,493
Icahn Enterprises LP
5.250%, 5/15/27	695	687
144A 10.000%, 11/15/29(1)	2,750	2,712
Madison IAQ LLC 144A 5.875%, 6/30/29(1)	3,425	3,427
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	4,470	4,559
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(1)	2,765	2,824
QXO Building Products, Inc. 144A 6.500%, 7/15/31(1)	130	133
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	1,741	1,728
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	1,965	1,969
Standard Building Solutions, Inc. 144A 6.500%, 8/15/32(1)	3,605	3,627
TransDigm, Inc.
144A 6.750%, 8/15/28(1)	3,130	3,161
144A 6.875%, 12/15/30(1)	5,570	5,724
144A 7.125%, 12/1/31(1)	1,330	1,377
United Airlines Holdings, Inc.
4.875%, 3/1/29	1,545	1,527
5.375%, 3/1/31	220	218
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)	1,740	1,761
VoltaGrid LLC 144A 7.375%, 11/1/30(1)	2,070	2,149
WESCO Distribution, Inc.
144A 6.375%, 3/15/29(1)	3,205	3,262
144A 5.250%, 4/15/31(1)	1,970	1,950
		75,977

Information Technology—3.4%
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(1)	2,965	2,878
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)	5,900	5,900
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)	3,375	3,430
Oracle Corp. 4.950%, 2/4/31	1,740	1,704
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	3,515	3,494
UKG, Inc. 144A 6.875%, 2/1/31(1)	4,020	3,905
WULF Compute LLC 144A 7.750%, 10/15/30(1)	2,450	2,573
		23,884

Materials—5.0%
Capstone Copper Corp. 144A 6.750%, 3/31/33(1)	4,460	4,521
Cleveland-Cliffs, Inc. 144A 7.625%, 1/15/34(1)	2,745	2,741
Fortescue Treasury Pty Ltd. 144A 5.875%, 4/15/30(1)	3,398	3,441
See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Materials—continued
INEOS Finance plc 144A 7.500%, 4/15/29(1)	$2,800	$2,722
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	7,750	7,752
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/30(1)	3,655	3,736
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(1)	2,080	2,067
Trekor Metals Ltd. 144A 8.250%, 5/1/30(1)	1,875	1,957
Trivium Packaging Finance B.V. 144A 8.250%, 7/15/30(1)	1,497	1,582
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	4,317	4,493
		35,012

Real Estate—0.8%
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)	3,515	3,463
Millrose Properties, Inc. 144A 6.375%, 8/1/30(1)	2,095	2,123
		5,586

Utilities—5.5%
AES Corp. (The) 7.600%, 1/15/55	1,685	1,725
Alexander Funding Trust II 144A 7.467%, 7/31/28(1)	3,600	3,758
Alpha Generation LLC 144A 6.750%, 10/15/32(1)	1,650	1,680
American Electric Power Co., Inc. 7.050%, 12/15/54	6,455	6,712
CenterPoint Energy, Inc. Series A 7.000%, 2/15/55	2,315	2,398
Ferrellgas LP 144A 5.875%, 4/1/29(1)	4,285	4,168
NGL Energy Operating LLC 144A 8.125%, 2/15/29(1)	1,340	1,387
NRG Energy, Inc. 144A 4.955%, 4/30/31(1)	1,755	1,736
Sempra 6.375%, 4/1/56	3,410	3,444
Spire, Inc. 6.250%, 6/1/56	2,390	2,381
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)	6,020	6,235
XPLR Infrastructure Operating Partners LP
144A 7.250%, 1/15/29(1)	1,575	1,630
144A 8.375%, 1/15/31(1)	1,025	1,093
		38,347

Total Corporate Bonds and Notes (Identified Cost $615,705)		618,490

Leveraged Loans—9.4%
Aerospace—0.3%
AAdvantage Loyality IP Ltd. (3 month Term SOFR + 2.250%) 5.925%, 4/20/28(2)	2,110	2,106
	Par Value	Value

Chemicals—0.9%
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 2.500%) 6.171%, 12/31/29(2)	$2,095	$2,064
Nouryon Finance B.V. 2024, Tranche B-1 (3 month Term SOFR + 3.250%) 7.510%, 4/3/28(2)	4,375	4,372
		6,436

Financials—0.6%
Alliant Holdings Intermediate LLC 2025 (1 month Term SOFR + 2.500%) 6.128%, 9/19/31(2)	1,747	1,722
Hudson River Trading LLC Tranche B-2 (1 month Term SOFR + 2.500%) 6.139%, 3/18/30(2)	2,494	2,475
		4,197

Gaming / Leisure—1.3%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 5.894%, 2/6/30(2)	1,068	1,030
Catawba Nation Gaming Authority Tranche B (3 month Term SOFR + 4.750%) 9.046%, 3/29/32(2)	3,200	3,195
Live Nation Entertainment, Inc. Tranche B (1 month Term SOFR + 2.000%) 5.673%, 10/21/32(2)	1,289	1,287
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 6.538%, 3/13/28(2)	3,503	3,394
		8,906

Health Care—2.2%
Agiliti Health, Inc. 2023, Tranche B (3 month Term SOFR + 3.000%) 7.216%, 5/1/30(2)	3,541	3,411
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 7.761%, 10/1/27(2)	4,532	4,460
LifePoint Health, Inc. Tranche B-2 (3 month Term SOFR + 3.500%) 7.819%, 5/16/31(2)	1,640	1,609
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 5.671%, 12/3/31(2)	2,095	2,091
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 8.296%, 9/27/30(2)	3,719	3,723
		15,294

Information Technology—0.4%
Coreweave Compute Acquisition Co. IV LLC (1 month Term SOFR + 4.500%) 8.120%, 11/6/31(2)	1,720	1,754
See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Information Technology—continued
SS&C Technologies Holdings, Inc. Tranche B-8 (1 month Term SOFR + 2.000%) 5.671%, 5/9/31(2)	$811	$809
		2,563

Manufacturing—0.3%
Innio Group Holding GmbH 2026, Tranche B (3 month Term SOFR + 2.000%) 5.644%, 11/3/31(2)	2,425	2,414
Media / Telecom - Broadcasting—0.6%
CMG Media Corp. (3 month Term SOFR + 3.600%) 7.896%, 6/18/29(2)	4,272	3,850
Discovery Global Holdings, Inc. (1 month Term SOFR + 2.500%) 6.144%, 6/3/33(2)	623	623
		4,473

Media / Telecom - Cable/Wireless Video—0.6%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.577%, 9/18/30(2)	4,450	3,972
Media / Telecom - Diversified Media—0.7%
Century DE Buyer LLC 2025 (3 month Term SOFR + 3.000%) 6.664%, 10/30/30(2)	2,488	2,473
E.W. Scripps Co. (The) Tranche B-2 (1 month Term SOFR + 5.864%) 9.536%, 6/30/28(2)	2,134	2,126
		4,599

Media / Telecom - Telecommunications—0.4%
Cincinnati Bell, Inc. Tranche B-5 (1 month Term SOFR + 2.250%) 5.925%, 11/22/28(2)	2,918	2,911
Metals / Minerals—0.1%
Cloud Peak Energy Resources 12.000%, 5/3/27(3)	1,502	918
Retail—0.1%
Restoration Hardware, Inc. (1 month Term SOFR + 2.614%) 6.290%, 10/20/28(2)	715	695
Service—0.9%
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.164%, 11/24/28(2)	4,291	3,984
Vantor Holdings, Inc. (3 month Term SOFR + 4.500%) 8.118%, 3/3/33(2)	2,325	2,331
		6,315

Total Leveraged Loans (Identified Cost $67,609)		65,799

	Shares	Value
Common Stock—0.0%
	Energy—0.0%
Cloud Peak Energy, Inc.(4)	40,020	$—
	Total Common Stock (Identified Cost $—)	—

	Total Long-Term Investments—97.6% (Identified Cost $683,314)	684,289

	TOTAL INVESTMENTS—97.6% (Identified Cost $683,314)	$684,289
	Other assets and liabilities, net—2.4%	17,096
	NET ASSETS—100.0%	$701,385

Abbreviations:
BDC	Business Development Companies
DAC	Designated Activity Company
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to a value of $524,064 or 74.7% of net assets.

(2)
Variable rate security. Rate disclosed is as of June 30, 2026. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Non-income producing.

Country Weightings†
United States	87%
Canada	3
Cayman Islands	2
Ireland	2
Luxembourg	2
Netherlands	1
Australia	1
Other	2
Total	100%
† % of total investments as of June 30, 2026.
See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2026	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$618,490	$618,490	$—
Leveraged Loans	65,799	64,881	918
Equity Securities:
Common Stock	—	—	—
Total Investments	$684,289	$683,371	$918
There were no securities valued using quoted prices (Level 1) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2026.
See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.